Leases (Supplemental Cash Flow Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 314
Operating cash flows from finance leases
Financing cash flows from finance leases	1
Right-of-use assets obtained in exchange for operating lease liabilities	563
Assets obtained in exchange for finance lease liabilities